SEMIANNUAL REPORT
                                 MARCH 31, 2002

                                      FMI
                                   Focus Fund

                                   A NO-LOAD
                                  MUTUAL FUND

FMI Focus Fund

                                                                    May 24, 2002

Dear Fellow Shareholders:

  In what continues to be a volatile market environment, the FMI Focus Fund posted solid first quarter returns at +6.0%, versus a modest 0.3% advance for the S&P 500 and a 4.0% increase for the Russell 2000 Index for the quarter ended March 31. We continue to focus on the longer term numbers, which include a most difficult market environment in the past 24 months, as detailed in Rick and Glenn's letter.

  Even though the economic news is stronger than most (including ourselves) anticipated for the first quarter, we still expect to see a somewhat bumpy recovery. Additionally, we are currently finding value in some sectors of the market that most people are bypassing, particularly in many small-cap growth companies that have been hit particularly hard in the downturn in technology and telecom.

  While the markets continue to be challenging for all of us, we believe the environment in which we find ourselves is ideally suited to a "stock picker's market," which is the area in which we feel we have strong expertise. Market volatility -- and particularly, market declines in certain sectors such as those we've witnessed over the last couple of years -- always creates opportunities to pick up good, solid business franchises when others are discarding them. That continues to be our focus here, and we're excited about the prospects for our Fund in the years ahead.

  We all thank you for partnering with us here at FMI Focus Fund, for what we think will be an exciting period ahead for us as investors, and we thank you for your long-term commitment to the Fund.

Sincerely,

/s/Ted D. Kellner

Ted D. Kellner, C.F.A.
President

             225 E. Mason St. o Milwaukee, WI  53202 o 414-226-4555
                              www.fiduciarymgt.com

THE VALUE OF A $10,000 INVESTMENT IN THE FMI FOCUS FUND FROM ITS INCEPTION (12/16/96) TO 3/31/02 AS COMPARED TO THE STANDARD & POOR'S 500 AND THE RUSSELL 2000

  Date          FMI Focus Fund        Standard & Poor's 500     Russell 2000
  ----          --------------        ---------------------     ------------
12/16/96           $10,000                  $10,000               $10,000
12/31/96           $10,245                  $10,280               $10,350
 3/31/97           $10,736                  $10,549                $9,815
 6/30/97           $12,709                  $12,390               $11,406
 9/30/97           $16,796                  $13,333               $13,103
12/31/97           $17,391                  $13,712               $12,664
 3/31/98           $19,876                  $15,626               $13,938
 6/30/98           $19,687                  $16,145               $13,289
 9/30/98           $17,838                  $14,553               $10,611
12/31/98           $23,561                  $17,654               $12,342
 3/31/99           $22,826                  $18,533               $11,673
 6/30/99           $27,450                  $19,840               $13,488
 9/30/99           $26,372                  $18,599               $12,634
12/31/99           $36,309                  $21,367               $14,965
 3/31/00           $46,693                  $21,858               $16,025
 6/30/00           $47,926                  $21,277               $15,419
 9/30/00           $50,634                  $21,071               $15,590
12/31/00           $44,803                  $19,424               $14,513
 3/31/01           $40,107                  $17,121               $13,568
 6/30/01           $45,270                  $18,123               $15,507
 9/30/01           $35,815                  $15,463               $12,283
12/31/01           $45,939                  $17,116               $14,874
 3/31/02           $48,707                  $17,163               $15,466

RESULTS FROM FUND INCEPTION (12/16/96) THROUGH 3/31/02

                                                                     Annualized
                                       Total          Total   Total Return*<F1>
                         Total   Return*<F1>    Return*<F1>     Through 3/31/02
                   Return*<F1>       For the      For the 5           From Fund
                        Last 3    Year Ended    Years Ended           Inception
                        Months       3/31/02        3/31/02            12/16/96
                        ------       -------        -------            --------
FMI Focus Fund            6.0%         21.4%          35.3%               34.9%
Standard &Poor's 500      0.3%          0.2%          10.2%               10.8%
Russell 2000              4.0%         14.0%           9.5%                8.6%

*<F1> Total return includes change in share prices and in each case includes reinvestments of any dividends, interest and capital gain distributions.

                                                                    May 24, 2002

Dear Fellow Shareholders,

  As we commented in the December shareholder letter, we continue to believe the stimulative fiscal and monetary policies will eventually work their usual magic. As has been the case in past cycles, we expect to have some false starts as part of the bottoming process. This particular bottom is proving to be sloppier than previous bottoms. We are coming off of the extraordinary bubble of 1999 and early 2000. It takes time to work off the valuation excesses we witnessed during that period. We also had an unusually high level of capital spending during the late part of the 1990s, and again it takes time to absorb the added capacity and equipment. Further exacerbating the choppiness is concern over terrorist activity.

  On the positive side, it has now been over two years since the Internet bubble burst and growth-stock mania subsided. Growth-stock managers that are still employed have been humbled. As we noted earlier, the vast majority of bargains, in our opinion, tend to be in the small-cap arena. As can be seen from the following data, small-cap stocks in general are still cheap relative to their large-cap brethren, though the valuation gap has been closed by about 50% over the past 1-1/2 years.

                          Current          Last          2002E
Summary                     P/E           Month           P/E
-------                   -------         -----          -----
Top 100
  Companies                25.6X          27.2X          22.1X

Bottom 2000                19.4X          18.4X          18.9X

Large Cap
  (Top 300)                24.9X          26.0X          20.9X

Mid Cap
  (Next 900)               21.1X          21.5X          19.0X

Small Cap
  (Next 900)               19.8X          20.4X          19.0X

Micro Cap
  (Bottom 900)             18.2X          16.8X          18.0X

                                                      (c)The Leuthold Group 2002

  We believe the valuation gap is even wider than the table suggests because the recent recession has hit smaller companies' earnings harder than larger companies' earnings. There have been times in the past where small-cap stocks have sold at a premium to large-cap stocks. The following table clearly illustrates small cap stocks tend to outperform large companies coming out of recessions.

                  SMALL CAP STOCKS VS. LARGE CAPS TOTAL RETURNS

Sources: Small Caps, Ibbotson 1950-1977, Russell 2000 1978-Present; Large Caps; S&P 500

(c) The Leuthold Group 2002

Date            Relative Strength Line          12 Month Moving Average
----            ----------------------          -----------------------
Dec-49                    141                             138
Jan-50                    145                             138
Feb-50                    146                             139
Mar-50                    144                             139
Apr-50                    143                             139
May-50                    140                             140
Jun-50                    136                             140
Jul-50                    142                             141
Aug-50                    144                             141
Sep-50                    142                             142
Oct-50                    141                             142
Nov-50                    145                             142
Dec-50                    151                             143
Jan-51                    153                             144
Feb-51                    152                             144
Mar-51                    147                             145
Apr-51                    144                             145
May-51                    145                             145
Jun-51                    140                             146
Jul-51                    135                             145
Aug-51                    137                             144
Sep-51                    140                             144
Oct-51                    138                             144
Nov-51                    136                             143
Dec-51                    131                             142
Jan-52                    131                             140
Feb-52                    131                             138
Mar-52                    127                             136
Apr-52                    125                             135
May-52                    122                             133
Jun-52                    119                             131
Jul-52                    118                             130
Aug-52                    119                             128
Sep-52                    119                             126
Oct-52                    117                             125
Nov-52                    117                             123
Dec-52                    114                             122
Jan-53                    119                             121
Feb-53                    124                             120
Mar-53                    126                             120
Apr-53                    125                             120
May-53                    126                             120
Jun-53                    122                             120
Jul-53                    120                             121
Aug-53                    119                             121
Sep-53                    115                             120
Oct-53                    112                             120
Nov-53                    112                             119
Dec-53                    108                             119
Jan-54                    110                             118
Feb-54                    110                             117
Mar-54                    108                             115
Apr-54                    104                             114
May-54                    105                             112
Jun-54                    106                             111
Jul-54                    107                             110
Aug-54                    111                             109
Sep-54                    106                             108
Oct-54                    109                             108
Nov-54                    108                             108
Dec-54                    114                             108
Jan-55                    114                             109
Feb-55                    118                             109
Mar-55                    119                             110
Apr-55                    116                             111
May-55                    117                             112
Jun-55                    111                             113
Jul-55                    105                             112
Aug-55                    105                             112
Sep-55                    105                             112
Oct-55                    106                             112
Nov-55                    103                             111
Dec-55                    104                             110
Jan-56                    107                             110
Feb-56                    106                             109
Mar-56                    103                             107
Apr-56                    104                             106
May-56                    106                             105
Jun-56                    102                             105
Jul-56                    100                             104
Aug-56                    102                             104
Sep-56                    104                             104
Oct-56                    103                             104
Nov-56                    105                             104
Dec-56                    102                             104
Jan-57                    108                             104
Feb-57                    109                             104
Mar-57                    108                             104
Apr-57                    107                             105
May-57                    103                             104
Jun-57                    104                             105
Jul-57                    102                             105
Aug-57                    103                             105
Sep-57                    105                             105
Oct-57                    99                              105
Nov-57                    98                              104
Dec-57                    97                              104
Jan-58                    103                             103
Feb-58                    103                             103
Mar-58                    104                             102
Apr-58                    104                             102
May-58                    106                             102
Jun-58                    107                             103
Jul-58                    107                             103
Aug-58                    110                             104
Sep-58                    110                             104
Oct-58                    111                             105
Nov-58                    114                             106
Dec-58                    111                             108
Jan-59                    117                             109
Feb-59                    120                             110
Mar-59                    120                             112
Apr-59                    117                             113
May-59                    114                             113
Jun-59                    114                             114
Jul-59                    113                             114
Aug-59                    114                             115
Sep-59                    114                             115
Oct-59                    115                             115
Nov-59                    116                             115
Dec-59                    116                             116
Jan-60                    121                             116
Feb-60                    120                             116
Mar-60                    117                             116
Apr-60                    117                             116
May-60                    116                             116
Jun-60                    117                             116
Jul-60                    117                             116
Aug-60                    120                             117
Sep-60                    118                             117
Oct-60                    113                             117
Nov-60                    113                             117
Dec-60                    111                             117
Jan-61                    114                             116
Feb-61                    117                             116
Mar-61                    121                             116
Apr-61                    122                             117
May-61                    125                             117
Jun-61                    121                             118
Jul-61                    117                             118
Aug-61                    116                             117
Sep-61                    114                             117
Oct-61                    114                             117
Nov-61                    116                             117
Dec-61                    116                             118
Jan-62                    122                             118
Feb-62                    122                             119
Mar-62                    123                             119
Apr-62                    121                             119
May-62                    118                             118
Jun-62                    118                             118
Jul-62                    119                             118
Aug-62                    121                             119
Sep-62                    118                             119
Oct-62                    113                             119
Nov-62                    115                             119
Dec-62                    112                             119
Jan-63                    116                             118
Feb-63                    120                             118
Mar-63                    117                             117
Apr-63                    115                             117
May-63                    118                             117
Jun-63                    118                             117
Jul-63                    119                             117
Aug-63                    119                             117
Sep-63                    118                             117
Oct-63                    117                             117
Nov-63                    116                             117
Dec-63                    113                             117
Jan-64                    113                             117
Feb-64                    115                             116
Mar-64                    116                             116
Apr-64                    116                             116
May-64                    116                             116
Jun-64                    116                             116
Jul-64                    118                             116
Aug-64                    119                             116
Sep-64                    120                             116
Oct-64                    121                             117
Nov-64                    122                             117
Dec-64                    120                             118
Jan-65                    122                             118
Feb-65                    126                             119
Mar-65                    131                             121
Apr-65                    133                             122
May-65                    132                             123
Jun-65                    126                             124
Jul-65                    130                             125
Aug-65                    134                             126
Sep-65                    134                             128
Oct-65                    138                             129
Nov-65                    144                             131
Dec-65                    151                             133
Jan-66                    161                             137
Feb-66                    169                             140
Mar-66                    169                             143
Apr-66                    171                             147
May-66                    163                             149
Jun-66                    165                             152
Jul-66                    166                             155
Aug-66                    160                             158
Sep-66                    158                             160
Oct-66                    149                             160
Nov-66                    155                             161
Dec-66                    156                             162
Jan-67                    171                             163
Feb-67                    178                             163
Mar-67                    181                             164
Apr-67                    178                             165
May-67                    186                             167
Jun-67                    201                             170
Jul-67                    210                             174
Aug-67                    212                             178
Sep-67                    216                             183
Oct-67                    215                             188
Nov-67                    217                             193
Dec-67                    231                             200
Jan-68                    245                             206
Feb-68                    234                             210
Mar-68                    229                             214
Apr-68                    242                             220
May-68                    262                             226
Jun-68                    260                             231
Jul-68                    255                             235
Aug-68                    261                             239
Sep-68                    266                             243
Oct-68                    264                             247
Nov-68                    270                             252
Dec-68                    283                             256
Jan-69                    280                             259
Feb-69                    264                             261
Mar-69                    265                             264
Apr-69                    269                             267
May-69                    273                             267
Jun-69                    255                             267
Jul-69                    242                             266
Aug-69                    249                             265
Sep-69                    248                             263
Oct-69                    251                             262
Nov-69                    245                             260
Dec-69                    232                             256
Jan-70                    235                             252
Feb-70                    231                             249
Mar-70                    224                             246
Apr-70                    203                             240
May-70                    193                             234
Jun-70                    184                             228
Jul-70                    180                             223
Aug-70                    188                             218
Sep-70                    201                             214
Oct-70                    188                             209
Nov-70                    182                             203
Dec-70                    184                             199
Jan-71                    205                             197
Feb-71                    209                             195
Mar-71                    212                             194
Apr-71                    209                             194
May-71                    204                             195
Jun-71                    197                             197
Jul-71                    194                             198
Aug-71                    197                             199
Sep-71                    194                             198
Oct-71                    190                             198
Nov-71                    183                             198
Dec-71                    188                             198
Jan-72                    205                             198
Feb-72                    205                             198
Mar-72                    200                             197
Apr-72                    202                             197
May-72                    194                             196
Jun-72                    192                             195
Jul-72                    183                             194
Aug-72                    180                             193
Sep-72                    174                             191
Oct-72                    169                             189
Nov-72                    171                             188
Dec-72                    165                             186
Jan-73                    160                             183
Feb-73                    153                             178
Mar-73                    149                             174
Apr-73                    146                             169
May-73                    136                             165
Jun-73                    133                             160
Jul-73                    143                             156
Aug-73                    141                             153
Sep-73                    150                             151
Oct-73                    151                             150
Nov-73                    136                             147
Dec-73                    133                             144
Jan-74                    152                             143
Feb-74                    151                             143
Mar-74                    153                             144
Apr-74                    151                             144
May-74                    144                             145
Jun-74                    143                             146
Jul-74                    151                             146
Aug-74                    154                             147
Sep-74                    163                             149
Oct-74                    154                             149
Nov-74                    155                             150
Dec-74                    145                             151
Jan-75                    164                             152
Feb-75                    159                             153
Mar-75                    165                             154
Apr-75                    165                             155
May-75                    168                             157
Jun-75                    172                             160
Jul-75                    179                             162
Aug-75                    172                             164
Sep-75                    175                             164
Oct-75                    163                             165
Nov-75                    164                             166
Dec-75                    162                             167
Jan-76                    183                             169
Feb-76                    210                             173
Mar-76                    203                             176
Apr-76                    197                             179
May-76                    192                             181
Jun-76                    192                             183
Jul-76                    194                             184
Aug-76                    189                             185
Sep-76                    186                             186
Oct-76                    186                             188
Nov-76                    194                             191
Dec-76                    205                             194
Jan-77                    225                             198
Feb-77                    228                             199
Mar-77                    234                             202
Apr-77                    238                             205
May-77                    242                             210
Jun-77                    249                             214
Jul-77                    253                             219
Aug-77                    254                             225
Sep-77                    256                             230
Oct-77                    258                             236
Nov-77                    277                             243
Dec-77                    277                             249
Jan-78                    289                             255
Feb-78                    305                             261
Mar-78                    327                             269
Apr-78                    323                             276
May-78                    347                             285
Jun-78                    345                             293
Jul-78                    348                             300
Aug-78                    370                             310
Sep-78                    370                             319
Oct-78                    307                             324
Nov-78                    322                             327
Dec-78                    326                             331
Jan-79                    341                             336
Feb-79                    343                             339
Mar-79                    357                             341
Apr-79                    364                             345
May-79                    367                             347
Jun-79                    372                             349
Jul-79                    380                             352
Aug-79                    389                             353
Sep-79                    386                             355
Oct-79                    368                             360
Nov-79                    381                             365
Dec-79                    400                             371
Jan-80                    409                             376
Feb-80                    402                             381
Mar-80                    365                             382
Apr-80                    372                             383
May-80                    384                             384
Jun-80                    388                             385
Jul-80                    405                             387
Aug-80                    429                             391
Sep-80                    430                             395
Oct-80                    440                             401
Nov-80                    427                             404
Dec-80                    425                             406
Jan-81                    443                             409
Feb-81                    438                             412
Mar-81                    456                             420
Apr-81                    478                             429
May-81                    493                             438
Jun-81                    486                             446
Jul-81                    474                             452
Aug-81                    465                             455
Sep-81                    449                             456
Oct-81                    463                             458
Nov-81                    459                             461
Dec-81                    464                             464
Jan-82                    455                             465
Feb-82                    459                             467
Mar-82                    457                             467
Apr-82                    462                             465
May-82                    465                             463
Jun-82                    456                             461
Jul-82                    459                             459
Aug-82                    442                             457
Sep-82                    454                             458
Oct-82                    467                             458
Nov-82                    490                             461
Dec-82                    488                             463
Jan-83                    508                             467
Feb-83                    528                             473
Mar-83                    524                             478
Apr-83                    522                             484
May-83                    566                             492
Jun-83                    570                             501
Jul-83                    572                             511
Aug-83                    543                             519
Sep-83                    546                             527
Oct-83                    515                             531
Nov-83                    532                             535
Dec-83                    526                             538
Jan-84                    521                             539
Feb-84                    510                             537
Mar-84                    505                             536
Apr-84                    499                             534
May-84                    501                             528
Jun-84                    506                             523
Jul-84                    488                             516
Aug-84                    492                             512
Sep-84                    489                             507
Oct-84                    479                             504
Nov-84                    473                             499
Dec-84                    469                             494
Jan-85                    493                             492
Feb-85                    501                             491
Mar-85                    491                             490
Apr-85                    487                             489
May-85                    478                             487
Jun-85                    476                             485
Jul-85                    492                             485
Aug-85                    492                             485
Sep-85                    478                             484
Oct-85                    475                             484
Nov-85                    476                             484
Dec-85                    475                             484
Jan-86                    480                             483
Feb-86                    480                             482
Mar-86                    477                             480
Apr-86                    491                             481
May-86                    483                             481
Jun-86                    475                             481
Jul-86                    457                             478
Aug-86                    439                             474
Sep-86                    450                             471
Oct-86                    443                             469
Nov-86                    431                             465
Dec-86                    430                             461
Jan-87                    424                             457
Feb-87                    442                             454
Mar-87                    442                             451
Apr-87                    433                             446
May-87                    429                             441
Jun-87                    418                             437
Jul-87                    411                             433
Aug-87                    410                             430
Sep-87                    410                             427
Oct-87                    363                             420
Nov-87                    375                             416
Dec-87                    376                             411
Jan-88                    376                             407
Feb-88                    392                             403
Mar-88                    424                             401
Apr-88                    428                             401
May-88                    416                             400
Jun-88                    427                             401
Jul-88                    425                             402
Aug-88                    430                             404
Sep-88                    423                             405
Oct-88                    408                             409
Nov-88                    401                             411
Dec-88                    410                             413
Jan-89                    399                             415
Feb-89                    413                             417
Mar-89                    414                             416
Apr-89                    411                             415
May-89                    413                             415
Jun-89                    407                             413
Jul-89                    389                             410
Aug-89                    392                             407
Sep-89                    395                             404
Oct-89                    380                             402
Nov-89                    375                             400
Dec-89                    368                             396
Jan-90                    360                             393
Feb-90                    367                             389
Mar-90                    372                             386
Apr-90                    369                             382
May-90                    361                             378
Jun-90                    365                             374
Jul-90                    350                             371
Aug-90                    334                             366
Sep-90                    320                             360
Oct-90                    302                             354
Nov-90                    306                             348
Dec-90                    309                             343
Jan-91                    324                             340
Feb-91                    337                             337
Mar-91                    352                             336
Apr-91                    351                             334
May-91                    353                             333
Jun-91                    348                             332
Jul-91                    344                             332
Aug-91                    350                             333
Sep-91                    359                             336
Oct-91                    364                             341
Nov-91                    363                             346
Dec-91                    352                             350
Jan-92                    388                             355
Feb-92                    395                             360
Mar-92                    390                             363
Apr-92                    365                             364
May-92                    369                             365
Jun-92                    357                             366
Jul-92                    354                             367
Aug-92                    352                             367
Sep-92                    357                             367
Oct-92                    367                             367
Nov-92                    383                             369
Dec-92                    392                             372
Jan-93                    401                             373
Feb-93                    387                             373
Mar-93                    392                             373
Apr-93                    391                             375
May-93                    399                             378
Jun-93                    400                             381
Jul-93                    407                             386
Aug-93                    410                             390
Sep-93                    426                             396
Oct-93                    428                             401
Nov-93                    419                             404
Dec-93                    428                             407
Jan-94                    427                             410
Feb-94                    440                             414
Mar-94                    435                             417
Apr-94                    433                             421
May-94                    422                             423
Jun-94                    418                             424
Jul-94                    411                             425
Aug-94                    418                             425
Sep-94                    427                             425
Oct-94                    417                             425
Nov-94                    416                             424
Dec-94                    421                             424
Jan-95                    405                             422
Feb-95                    406                             419
Mar-95                    402                             416
Apr-95                    399                             414
May-95                    391                             411
Jun-95                    402                             410
Jul-95                    412                             410
Aug-95                    420                             410
Sep-95                    410                             408
Oct-95                    393                             407
Nov-95                    394                             405
Dec-95                    396                             403
Jan-96                    383                             401
Feb-96                    392                             400
Mar-96                    396                             399
Apr-96                    411                             400
May-96                    418                             402
Jun-96                    399                             402
Jul-96                    381                             399
Aug-96                    395                             397
Sep-96                    389                             396
Oct-96                    373                             394
Nov-96                    361                             391
Dec-96                    378                             390
Jan-97                    363                             388
Feb-97                    352                             385
Mar-97                    349                             381
Apr-97                    331                             374
May-97                    347                             368
Jun-97                    346                             364
Jul-97                    335                             360
Aug-97                    364                             357
Sep-97                    370                             356
Oct-97                    366                             355
Nov-97                    347                             354
Dec-97                    348                             351
Jan-98                    339                             349
Feb-98                    340                             348
Mar-98                    337                             347
Apr-98                    335                             348
May-98                    323                             346
Jun-98                    312                             343
Jul-98                    289                             339
Aug-98                    273                             332
Sep-98                    276                             324
Oct-98                    266                             315
Nov-98                    264                             308
Dec-98                    265                             302
Jan-99                    258                             295
Feb-99                    245                             287
Mar-99                    239                             279
Apr-99                    250                             272
May-99                    260                             266
Jun-99                    257                             262
Jul-99                    258                             259
Aug-99                    250                             257
Sep-99                    257                             256
Oct-99                    243                             254
Nov-99                    252                             253
Dec-99                    265                             253
Jan-00                    275                             254
Feb-00                    326                             261
Mar-00                    278                             264
Apr-00                    269                             266
May-00                    259                             266
Jun-00                    275                             267
Jul-00                    270                             268
Aug-00                    274                             270
Sep-00                    280                             272
Oct-00                    269                             274
Nov-00                    262                             275
Dec-00                    283                             277
Jan-01                    287                             278
Feb-01                    295                             275
Mar-01                    300                             277
Apr-01                    300                             279
May-01                    305                             283
Jun-01                    323                             287
Jul-01                    309                             291
Aug-01                    319                             294
Sep-01                    300                             296
Oct-01                    312                             300
Nov-01                    312                             304
Dec-01                    329                             308
Jan-02                    330                             311
Feb-02                    328                             314
Mar-02                    341                             317
Apr-02                    366                             323

        LARGE CAP AND SMALL CAP STOCK PERFORMANCE FROM END OF RECESSIONS

               Stock Performance       Stock Performance       Stock Performance
                 3 Months Later          6 Months Later         12 Months Later
Recession      -----------------       -----------------       -----------------
  Ends         Large       Small       Large       Small       Large       Small
  ----         -----       -----       -----       -----       -----       -----
  05-54          3%          9%         18%         24%         34%         51%
  04-58         10%         12%         19%         29%         34%         53%
  02-61          6%         12%          9%          8%         14%         18%
  11-70         12%         28%         16%         30%         11%         12%
  03-75         15%         21%          3%          9%         28%         58%
  07-80          6%         14%          9%         21%         13%         45%
  11-82          8%         15%         20%         42%         25%         44%
  03-91          0%         -1%          5%          6%         11%         27%
  11-01         -9%          3%          --          --          --          --
 Average        +6%        +13%        +12%        +21%        +21%        +39%

                                                      (c)The Leuthold Group 2002

  We are quick to note that it has been traditional small-cap value that has driven the small-cap indices. As can be seen in this chart, small-cap growth has been devastated. This is where we are now concentrating our search. While we may be early, we feel small-value stocks, from a traditional point of view (financials and industrials), are getting played out after having been virtually abandoned during the internet bubble. We now have a value bubble.

                      SMALL CAP GROWTH VS. SMALL CAP VALUE

(c) The Leuthold Group 2002

Date         Small Cap Growth/Value Ratio       12 Month Moving Average
----         ----------------------------       -----------------------
Dec-77                    100                             100
Jan-78                     97                              99
Feb-78                     98                              98
Mar-78                    103                             100
Apr-78                    108                             101
May-78                    113                             103
Jun-78                    113                             104
Jul-78                    120                             105
Aug-78                    123                             106
Sep-78                    119                             107
Oct-78                    106                             108
Nov-78                    112                             109
Dec-78                    114                             110
Jan-79                    115                             112
Feb-79                    111                             113
Mar-79                    118                             114
Apr-79                    120                             115
May-79                    117                             116
Jun-79                    118                             116
Jul-79                    119                             116
Aug-79                    123                             116
Sep-79                    125                             117
Oct-79                    127                             118
Nov-79                    136                             120
Dec-79                    141                             123
Jan-80                    146                             125
Feb-80                    152                             128
Mar-80                    143                             130
Apr-80                    142                             132
May-80                    143                             134
Jun-80                    144                             137
Jul-80                    154                             139
Aug-80                    158                             142
Sep-80                    164                             146
Oct-80                    172                             149
Nov-80                    191                             154
Dec-80                    181                             157
Jan-81                    168                             159
Feb-81                    164                             160
Mar-81                    167                             162
Apr-81                    167                             164
May-81                    171                             167
Jun-81                    160                             168
Jul-81                    158                             168
Aug-81                    149                             168
Sep-81                    141                             166
Oct-81                    147                             164
Nov-81                    144                             160
Dec-81                    143                             157
Jan-82                    137                             154
Feb-82                    131                             151
Mar-82                    126                             148
Apr-82                    128                             145
May-82                    125                             141
Jun-82                    124                             138
Jul-82                    121                             135
Aug-82                    121                             132
Sep-82                    118                             131
Oct-82                    121                             128
Nov-82                    125                             127
Dec-82                    125                             125
Jan-83                    129                             125
Feb-83                    129                             124
Mar-83                    126                             124
Apr-83                    128                             124
May-83                    131                             125
Jun-83                    136                             126
Jul-83                    127                             126
Aug-83                    121                             126
Sep-83                    117                             126
Oct-83                    109                             125
Nov-83                    111                             124
Dec-83                    108                             123
Jan-84                    101                             120
Feb-84                     97                             118
Mar-84                     97                             115
Apr-84                     97                             113
May-84                     95                             110
Jun-84                     97                             106
Jul-84                     91                             103
Aug-84                     96                             101
Sep-84                     90                              99
Oct-84                     86                              97
Nov-84                     81                              95
Dec-84                     81                              92
Jan-85                     86                              91
Feb-85                     86                              90
Mar-85                     82                              89
Apr-85                     77                              87
May-85                     77                              86
Jun-85                     75                              84
Jul-85                     77                              83
Aug-85                     73                              81
Sep-85                     70                              79
Oct-85                     69                              78
Nov-85                     70                              77
Dec-85                     71                              76
Jan-86                     70                              75
Feb-86                     70                              73
Mar-86                     70                              73
Apr-86                     71                              72
May-86                     72                              72
Jun-86                     69                              71
Jul-86                     64                              70
Aug-86                     63                              69
Sep-86                     61                              68
Oct-86                     63                              68
Nov-86                     63                              67
Dec-86                     63                              67
Jan-87                     66                              66
Feb-87                     70                              66
Mar-87                     68                              66
Apr-87                     69                              66
May-87                     71                              66
Jun-87                     69                              66
Jul-87                     70                              66
Aug-87                     69                              67
Sep-87                     69                              68
Oct-87                     58                              67
Nov-87                     55                              66
Dec-87                     59                              66
Jan-88                     57                              65
Feb-88                     60                              64
Mar-88                     61                              64
Apr-88                     61                              63
May-88                     60                              62
Jun-88                     62                              62
Jul-88                     61                              61
Aug-88                     59                              60
Sep-88                     58                              59
Oct-88                     57                              59
Nov-88                     56                              59
Dec-88                     58                              59
Jan-88                     59                              59
Feb-89                     59                              59
Mar-89                     59                              59
Apr-89                     60                              59
May-89                     61                              59
Jun-89                     58                              59
Jul-89                     59                              59
Aug-89                     58                              59
Sep-89                     59                              59
Oct-89                     58                              59
Nov-89                     58                              59
Dec-89                     58                              59
Jan-90                     56                              59
Feb-90                     58                              59
Mar-90                     61                              59
Apr-90                     61                              59
May-90                     65                              59
Jun-90                     65                              60
Jul-90                     65                              60
Aug-90                     58                              60
Sep-90                     55                              60
Oct-90                     54                              59
Nov-90                     57                              59
Dec-90                     58                              59
Jan-91                     62                              60
Feb-91                     63                              60
Mar-91                     65                              61
Apr-91                     63                              61
May-91                     63                              61
Jun-91                     60                              60
Jul-91                     60                              60
Aug-91                     61                              60
Sep-91                     61                              61
Oct-91                     61                              61
Nov-91                     59                              61
Dec-91                     62                              62
Jan-92                     63                              62
Feb-92                     63                              62
Mar-92                     59                              61
Apr-92                     54                              60
May-92                     52                              60
Jun-92                     50                              59
Jul-92                     50                              58
Aug-92                     49                              57
Sep-92                     50                              56
Oct-92                     52                              55
Nov-92                     54                              55
Dec-92                     54                              54
Jan-93                     53                              53
Feb-93                     50                              52
Mar-93                     50                              52
Apr-93                     49                              51
May-93                     52                              51
Jun-93                     52                              51
Jul-93                     51                              51
Aug-93                     52                              52
Sep-93                     53                              52
Oct-93                     54                              52
Nov-93                     54                              52
Dec-93                     56                              52
Jan-94                     57                              52
Feb-94                     58                              53
Mar-94                     56                              54
Apr-94                     56                              54
May-94                     54                              54
Jun-94                     51                              54
Jul-94                     51                              54
Aug-94                     55                              55
Sep-94                     56                              55
Oct-94                     58                              55
Nov-94                     57                              55
Dec-94                     57                              56
Jan-95                     55                              55
Feb-95                     56                              55
Mar-95                     59                              55
Apr-95                     58                              56
May-95                     58                              56
Jun-95                     61                              57
Jul-95                     64                              58
Aug-95                     62                              58
Sep-95                     62                              59
Oct-95                     59                              59
Nov-95                     60                              59
Dec-95                     60                              59
Jan-96                     58                              60
Feb-96                     61                              60
Mar-96                     61                              60
Apr-96                     66                              61
May-96                     68                              62
Jun-96                     64                              62
Jul-96                     60                              62
Aug-96                     62                              62
Sep-96                     62                              62
Oct-96                     59                              62
Nov-96                     59                              62
Dec-96                     59                              61
Jan-97                     59                              62
Feb-97                     55                              61
Mar-97                     53                              60
Apr-97                     54                              59
May-97                     55                              58
Jun-97                     55                              58
Jul-97                     56                              57
Aug-97                     56                              57
Sep-97                     57                              56
Oct-97                     56                              56
Nov-97                     55                              56
Dec-97                     54                              55
Jan-98                     55                              55
Feb-98                     57                              55
Mar-98                     58                              56
Apr-98                     58                              56
May-98                     55                              56
Jun-98                     58                              56
Jul-98                     56                              56
Aug-98                     47                              55
Sep-98                     54                              55
Oct-98                     53                              55
Nov-98                     57                              55
Dec-98                     62                              56
Jan-99                     75                              57
Feb-99                     75                              59
Mar-99                     84                              61
Apr-99                     81                              63
May-99                     79                              65
Jun-99                     82                              67
Jul-99                     83                              69
Aug-99                     85                              72
Sep-99                     89                              75
Oct-99                     93                              79
Nov-99                    110                              83
Dec-99                    132                              89
Jan-00                    147                              95
Feb-00                    187                             104
Mar-00                    162                             111
Apr-00                    143                             116
May-00                    136                             121
Jun-00                    165                             128
Jul-00                    141                             133
Aug-00                    154                             138
Sep-00                    137                             142
Oct-00                    112                             144
Nov-00                     85                             142
Dec-00                     82                             138
Jan-01                     85                             132
Feb-01                     67                             122
Mar-01                     58                             114
Apr-01                     66                             107
May-01                     67                             102
Jun-01                     69                              94
Jul-01                     62                              87
Aug-01                     57                              79
Sep-01                     56                              72
Oct-01                     63                              68
Nov-01                     64                              66
Dec-01                     63                              65
Jan-02                     60                              63
Feb-02                     54                              61
Mar-02                     57                              61
Apr-02                     53                              60

  Many technology stocks have been utterly destroyed. While large-cap tech stocks still look fully valued, there are many smaller-cap tech stocks selling close to cash on the balance sheet or around 1X revenue. Historically, 1-2X revenue has proven to be a fairly attractive entry point for good technology franchises. Against this "wrecked tech" backdrop, we have begun sorting through the technology and growth stock debacle in search of bargains. Indeed, two of our largest holdings, J.D. Edwards (JDEC) and Aspen Technology (AZPN), are software companies. Both companies meet our most important investment criteria of selling well below private market value and occupying strategic positions in their industries (good take-out candidates if the stock prices stay depressed.)

  Recall from previous shareholder letters that Aspen sells software that designs, automates and optimizes manufacturing plants in the process industries (i.e. chemicals, refining, and pharmaceuticals) and enjoys greater than 50% market share. With today's strong dollar, automation and optimization are imperative for US manufacturing companies to maintain competitiveness. Aspen's stock is currently selling at just above 1X this year's revenues, well below private market value. Earnings are depressed, reflecting a cautious attitude on the part of their clients. We expect their business to improve as the economy picks up and the Company delivers new products. Aspen is a bargain, in our opinion, but it may take some time.

  J.D. Edwards is the leading provider of enterprise resource management software for small- and mid-size companies. ERP software is the backbone infrastructure software for companies tying together everything from financials and human resources to manufacturing and supply chain. The Company has a commanding marketshare with over 6,100 customers, but like Aspen, business is depressed currently. With a stronger economy, business will likely improve given the imperative nature of ERP software and the meaningful improvement in productivity J.D. Edwards' products yield over "home grown" ERP systems often employed at small- and mid-sized companies. J.D. Edwards is even cheaper than Aspen, selling at less than 1X revenue, well below private market value.

  In the wireless arena, we have been slowly accumulating Tekelec (TKLC) and Ulticom(ULCM). Both companies sell SS7 signaling software, which provides minutes-of-use capacity and applications like messaging and billing information. Tekelec is the number one player in its space and sells at about 2X revenue - near the upper-end of what we deem to be an attractive entry point. (This is why we are slowly accumulating a position and hoping to get the balance at somewhat lower prices.) We have been able to buy Ulticom stock at prices as low as $1 per share above the Company's cash balance, again well below what another company in the industry would likely pay for the entire company. Business at Tekelec and Ulticom is quite depressed and may not improve meaningfully until the wireless service providers (Verizon, Cingular, Sprint, Voicestream, AT&T Wireless, etc.) undergo consolidation. But these are good franchises, which themselves may get consolidated, and business will eventually improve. We are truly excited about being able to buy these quality companies at such low valuations.

  The final sector we would like to highlight is energy. We do believe oil and gas, particularly oil service, will likely be good investments once the economy picks up. We started accumulating companies like National-Oilwell (NOI) and Grant Prideco (GRP), while adding to our long time position in Pride International (PDE). That said, between the terrorist activities and Middle East hostilities, oil prices have zoomed up over $28 per barrel, as of this writing. Our concern is that energy prices and the stocks themselves have factored in a war premium and we would much prefer to add to positions at lower prices. To use a baseball analogy, we think we're in the 1st or 2nd inning of economic recovery, but energy prices and stock prices reflect 6th or 7th inning conditions.

  Finally, in addition to sincerely thanking our loyal shareholders, without whom we wouldn't have a business, we would like to recognize the fantastic job Robert Wildrick, David Ullman and the whole team at Jos. A. Bank Clothiers, Inc.
(JOSB) has done reviving and growing a terrific brand. When we started buying the stock at the beginning of last year at prices as low as $4 per share, we never imagined it could climb as high as the current price of nearly $24, nearly a 5-bagger in a year and a half - during a tough market.

Sincerely,

/s/Richard E. Lane               /s/Glenn W. Primack

Richard E. Lane, C.F.A.          Glenn W. Primack
Portfolio Manager                Portfolio Manager

FMI Focus Fund
STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)

                                                                     QUOTED
                                                                     MARKET
  SHARES                                               COST           VALUE
  ------                                               ----          ------
LONG-TERM INVESTMENTS -- 89.1% (A)<F3>

COMMON STOCKS -- 80.6% (A)<F3>

CONSUMER DISCRETIONARY SECTOR -- 12.0%
--------------------------------------
             AUTO COMPONENTS -- 1.3%
    528,000  Tower Automotive, Inc.*<F2>           $  5,526,501   $  7,386,720

             HOUSEHOLD DURABLES -- 1.1%
    190,000  Snap-on Inc.                             6,074,613      6,469,500

             MEDIA -- 2.6%
    282,800  Entravision
               Communications
               Corp.*<F2>                             3,329,979      4,185,440
    280,000  Hearst-Argyle
               Television, Inc.*<F2>                  5,954,772      6,924,400
    100,000  Insight
               Communications
               Co., Inc.*<F2>                         2,088,018      2,095,000
    365,000  PRIMEDIA Inc.*<F2>                       3,392,169      1,157,050
                                                   ------------   ------------
                                                     14,764,938     14,361,890

             SPECIALTY RETAIL -- 7.0%
    100,000  BJ's Wholesale
               Club, Inc.*<F2>                        4,201,930      4,470,000
    100,000  dELiA*s Corp.*<F2>                         548,390        636,900
    408,000  Gymboree Corp.*<F2>                      4,304,795      6,018,000
    430,200  Jos. A. Bank
               Clothiers, Inc.*<F2>                   2,796,311      5,786,190
    400,000  PETsMART, Inc.*<F2>                      2,308,009      5,424,000
    150,000  Polo Ralph
               Lauren Corp.*<F2>                      3,999,639      4,377,000
    550,000  The Sports
               Authority, Inc.*<F2>                   3,271,168      6,325,000
    145,000  Zale Corp.*<F2>                          4,950,447      5,887,000
                                                   ------------   ------------
                                                     26,380,689     38,924,090

CONSUMER STAPLES SECTOR -- 2.4%
-------------------------------
             FOOD & DRUG RETAILING -- 0.5%
    100,500  SUPERVALU INC.                           1,656,763      2,592,900

             FOOD PRODUCTS -- 1.9%
     34,986  Dean Foods Co.*<F2>                      2,337,065      2,649,140
    355,000  Sensient
               Technologies Corp.                     7,379,563      8,172,100
                                                   ------------   ------------
                                                      9,716,628     10,821,240

ENERGY SECTOR -- 5.4%
---------------------
             CHEMICALS -- 1.5%
    202,900  Airgas, Inc.*<F2>                        1,633,305      4,078,290
    384,300  Intertape Polymer
               Group Inc.*<F2>                        4,441,288      4,419,450
                                                   ------------   ------------
                                                      6,074,593      8,497,740

             ENERGY EQUIPMENT & SERVICES -- 3.1%
    187,000  Grant Prideco, Inc.*<F2>                 1,991,655      2,558,160
     81,500  Lone Star
               Technologies, Inc.*<F2>                1,522,738      1,859,015
     85,000  National-Oilwell,
               Inc.*<F2>                              1,431,889      2,153,050
    475,250  Pride International,
               Inc.*<F2>                              8,076,946      7,556,475
    174,900  Willbros Group, Inc.*<F2>                1,488,329      2,919,081
                                                   ------------   ------------
                                                     14,511,557     17,045,781

             OIL & GAS -- 0.8%
    250,000  Hanover Compressor
               Co.*<F2>                               3,566,850      4,497,500

FINANCIALS SECTOR -- 8.8%
-------------------------
             BANKS -- 5.2%
    162,000  Allegiant
               Bancorp, Inc.                          1,894,136      2,786,400
     98,000  AMCORE
               Financial, Inc.                        2,046,828      2,303,980
    161,000  Anchor BanCorp
               Wisconsin, Inc.                        2,513,496      3,224,830
    174,500  Associated
               Banc-Corp                              6,485,393      6,636,235
    141,500  Banknorth
               Group, Inc.                            3,032,998      3,728,525
     36,200  Blackhawk
               Bancorp, Inc.                            526,556        343,900
    221,000  First Federal
               Capital Corp.                          3,302,392      4,165,850
    177,450  Mercantile Bank
               Corp.*<F2>                             2,913,654      3,637,725
     61,500  Prosperity
               Bancshares, Inc.                       1,147,934      2,001,825
                                                   ------------   ------------
                                                     23,863,387     28,829,270

             INSURANCE -- 3.6%
    151,000  IPC Holdings, Ltd.                       3,906,374      4,913,540
    110,500  Old Republic
               International Corp.                    2,366,229      3,532,685
    130,000  PartnerRe Ltd.                           5,344,377      7,098,000
    120,000  Travelers Property
               Casualty Corp.*<F2>                    2,275,500      2,400,000
     86,200  Trenwick Group Ltd.                        776,895        773,214
     49,000  UnumProvident
               Corp.                                  1,161,948      1,368,570
                                                   ------------   ------------
                                                     15,831,323     20,086,009

HEALTHCARE SECTOR -- 2.9%
-------------------------
             DENTAL -- 0.8%
     97,000  Henry Schein, Inc.*<F2>                  3,823,768      4,272,850

             EQUIPMENT & SUPPLIES -- 1.2%
    130,000  Molecular Devices
               Corp.*<F2>                             3,118,513      2,362,100
    217,000  Sybron Dental
               Specialties, Inc.*<F2>                 3,780,217      4,361,700
                                                   ------------   ------------
                                                      6,898,730      6,723,800

             PROVIDERS & SERVICES -- 0.9%
    950,000  Service Corporation
               International                          5,448,714      5,035,000

INDUSTRIALS SECTOR -- 16.2%
---------------------------
             AIRLINES -- 2.0%
    158,500  Midwest Express
               Holdings, Inc.*<F2>                    1,874,883      2,898,965
    445,000  Northwest Airlines
               Corp.*<F2>                             7,668,337      8,486,150
                                                   ------------   ------------
                                                      9,543,220     11,385,115

             COMMERCIAL SERVICES & SUPPLIES -- 2.3%
    260,000  Casella Waste
               Systems, Inc.*<F2>                     2,362,500      3,099,200
    630,000  Kforce Inc.*<F2>                         3,993,060      3,244,500
    335,000  Republic Services, Inc.*<F2>             5,202,645      6,257,800
                                                   ------------   ------------
                                                     11,558,205     12,601,500

             ELECTRICAL EQUIPMENT -- 3.5%
    185,000  Briggs & Stratton Corp.*<F2>             8,120,670      8,510,000
    550,000  Rockwell
               Automation Inc.                        8,079,930     11,033,000
                                                   ------------   ------------
                                                     16,200,600     19,543,000

             INDUSTRIAL CONGLOMERATE -- 0.7%
    237,000  Joy Global Inc.*<F2>                     3,343,193      3,863,100

             MACHINERY --   4.9%
    152,400  CIRCOR International,
               Inc.                                   1,847,691      3,162,300
    125,000  Flowserve Corp.*<F2>                     2,742,216      4,001,250
    132,900  Kennametal Inc.                          4,201,497      5,373,147
    425,000  Mykrolis Corp.*<F2>                      4,369,207      6,498,250
    233,200  Regal-Beloit Corp.                       4,964,796      5,958,260
     89,800  Robbins &
               Myers, Inc.                            2,285,572      2,456,030
                                                   ------------   ------------
                                                     20,410,979     27,449,237

             MARINE -- 1.4%
    346,000  Royal Caribbean
               Cruises Ltd.                           4,001,580      7,802,300

             ROAD & RAIL -- 1.4%
    300,000  Yellow Corp.*<F2>                        6,885,609      7,917,000

INFORMATION TECHNOLOGY SECTOR -- 24.7%
--------------------------------------
             COMMUNICATIONS EQUIPMENT -- 2.3%
    342,000  ADC
               Telecommunications,
               Inc.*<F2>                              2,156,927      1,391,940
    110,000  Andrew Corp.*<F2>                        1,868,566      1,840,300
    150,000  Aware, Inc./MASS*<F2>                    1,524,637        952,500
     94,000  C-COR.net Corp.*<F2>                       854,136      1,692,000
     52,000  Channell Commercial
               Corp.*<F2>                               595,356        288,080
    512,081  Proxim Corp.*<F2>                        1,374,317      1,228,995
    475,000  Stratos
               Lightwave, Inc.*<F2>                   2,666,180      2,099,500
    265,400  Symbol
               Technologies, Inc.                     3,812,825      2,983,096
                                                   ------------   ------------
                                                     14,852,944     12,476,411

             CONSULTING & SERVICES -- 2.3%
     33,500  Bowne & Co., Inc.*<F2>                     456,145        471,345
    204,700  Daisytek
               International Corp.*<F2>               2,094,661      3,256,777
    395,900  Keane, Inc.*<F2>                         6,587,421      6,750,095
    220,000  Sykes Enterprises, Inc.*<F2>             1,926,138      2,131,800
                                                   ------------   ------------
                                                     11,064,365     12,610,017

             ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.7%
    245,000  KEMET Corp.*<F2>                         4,614,872      4,745,650
    130,000  Newport Corp.*<F2>                       2,686,950      3,107,000
     86,139  Vishay
               Intertechnology, Inc.*<F2>             1,579,542      1,752,067
                                                   ------------   ------------
                                                      8,881,364      9,604,717

             INTERNET SOFTWARE & SERVICES -- 0.6%
    180,000  Interwoven, Inc.*<F2>                    1,178,880        900,000
    415,000  Openwave
               Systems Inc.*<F2>                      3,558,111      2,639,400
                                                   ------------   ------------
                                                      4,736,991      3,539,400

             SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.5%
    320,000  Asyst
               Technologies, Inc.*<F2>                4,201,936      5,824,000
    450,000  Conexant
               Systems, Inc.*<F2>                     5,095,143      5,422,500
    457,800  Entegris Inc.*<F2>                       5,956,083      7,393,470
    725,000  Metron
               Technology N.V.*<F2>                   6,874,234      7,872,775
    450,000  Zarlink
               Semiconductor, Inc.*<F2>               4,537,389      4,342,500
                                                   ------------   ------------
                                                     26,664,785     30,855,245

             SOFTWARE -- 12.3%
    925,000  Aspen
               Technology, Inc.*<F2>                 13,771,650     21,182,500
     64,000  CSG Systems
               International, Inc.*<F2>               2,313,862      1,822,080
    273,000  Documentum, Inc.*<F2>                    3,385,271      6,947,850
    306,000  E.piphany, Inc.*<F2>                     3,330,587      2,313,360
    700,000  J.D. Edwards & Co.*<F2>                 10,731,352     12,628,000
    290,000  JDA Software
               Group, Inc.*<F2>                       4,972,155      9,245,200
    140,000  Manugistics
               Group, Inc.*<F2>                       2,308,795      3,007,200
    900,000  Parametric
               Technology Corp.*<F2>                  7,094,413      5,436,000
    650,000  SignalSoft Corp.*<F2>                    6,321,353      1,125,150
    471,000  Ulticom, Inc.*<F2>                       3,722,519      3,598,440
     95,000  Wind River
               Systems, Inc.*<F2>                     1,311,006      1,291,050
                                                   ------------   ------------
                                                     59,262,963     68,596,830

MATERIALS SECTOR -- 4.4%
------------------------
             CHEMICALS -- 2.1%
    187,500  Georgia Gulf Corp.                       3,366,674      5,034,375
    535,000  PolyOne Corp.                            5,477,474      6,527,000
                                                   ------------   ------------
                                                      8,844,148     11,561,375

             METALS & MINING -- 0.7%
    300,000  AK Steel
               Holding Corp.*<F2>                     3,418,146      4,290,000

             PAPER & FOREST PRODUCTS -- 1.6%
    622,800  Kadant Inc.*<F2>                         8,575,989      8,893,584

TELECOMMUNICATION SECTOR -- 3.8%
--------------------------------
             DIVERSIFIED -- 1.8%
    339,248  Adelphia
               Communications
               Corp.*<F2>                             7,177,221      5,054,795
    195,000  ONI Systems Corp.*<F2>                   1,102,060      1,203,150
    167,500  TESSCO
               Technologies Inc.*<F2>                 3,471,539      2,546,000
    200,000  UnitedGlobalCom,
               Inc.*<F2>                                710,400      1,082,000
                                                   ------------   ------------
                                                     12,461,220      9,885,945

             WIRELESS EQUIPMENT -- 0.5%
    189,500  Anaren
               Microwave, Inc.*<F2>                   2,932,025      2,753,435

             WIRELESS SERVICES -- 1.5%
    762,000  Alamosa
               Holdings, Inc.*<F2>                    3,972,779      3,832,860
    485,000  Triton PCS
               Holdings, Inc.*<F2>                    5,769,177      4,942,150
                                                   ------------   ------------
                                                      9,741,956      8,775,010
                                                   ------------   ------------
             Total common stocks                    387,519,336    449,947,511

MUTUAL FUNDS -- 8.5% (A)<F3>
    160,000  iShares S&P MidCap
               400 Index Fund                        16,223,104     17,272,000
    185,000  iShares S&P SmallCap
               600 Index Fund                        20,060,660     22,660,650
    210,000  Nasdaq-100 (UIT)
               Index Tracking
               Stock*<F2>                             8,176,214      7,572,600
                                                   ------------   ------------
             Total mutual funds                      44,459,978     47,505,250
                                                   ------------   ------------
             Total long-term
               investments                          431,979,314    497,452,761

SHORT-TERM INVESTMENTS -- 11.2% (A)<F3>

             COMMERCIAL PAPER -- 9.7%
$41,000,000  Galaxy Funding, Inc.,
               1.76%-1.80%, due
               04/04/02-04/08/02                     40,990,819     40,990,819
 13,000,000  U.S. Bancorp.,
               1.65%, due
               04/01/02-04/02/02                     12,999,702     12,999,702
                                                   ------------   ------------
             Total commercial
               paper                                 53,990,521     53,990,521

             VARIABLE RATE DEMAND NOTE -- 1.5%
  8,417,653  Firstar Bank
               U.S.A., N.A.                           8,417,653      8,417,653
                                                   ------------   ------------
             Total short-term
               investments                           62,408,174     62,408,174
                                                   ------------   ------------
             Total investments                     $494,387,488    559,860,935
                                                   ------------
                                                   ------------
             Liabilities, less cash
               and receivables -- (0.3%) (A)<F3>                    (1,487,042)
                                                                  ------------
             NET ASSETS                                           $558,373,893
                                                                  ------------
                                                                  ------------
             Net Asset Value Per Share
               ($0.0001 par value 100,000,000
               shares authorized), offering
               and redemption price
               ($558,373,893 / 17,827,624
               shares outstanding)                                      $31.32
                                                                        ------
                                                                        ------

  *<F2>   Non-income producing security.
(a)<F3>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

FMI Focus Fund
STATEMENT OF OPERATIONS
For the Six Month Period Ending March 31, 2002 (Unaudited)

INCOME:
   Dividends                                                      $  1,145,940
   Interest                                                            372,375
                                                                  ------------
       Total income                                                  1,518,315
                                                                  ------------

EXPENSES:
   Management fees                                                   2,318,495
   Administrative services                                             132,629
   Transfer agent fees                                                  88,081
   Printing and postage expenses                                        45,543
   Custodian fees                                                       44,507
   Professional fees                                                    22,116
   Registration fees                                                    20,680
   Board of Directors fees                                              13,500
   Amortization of organizational expenses                               1,985
   Other expenses                                                          188
                                                                  ------------
   Total operating expenses before interest expense                  2,687,724
   Interest expense                                                     15,167
                                                                  ------------
       Total expenses                                                2,702,891
                                                                  ------------
NET INVESTMENT LOSS                                                 (1,184,576)
                                                                  ------------
REALIZED GAINS AND (LOSSES) ON INVESTMENTS:
   Net realized gain on securities                   $5,305,800
   Net realized gain on options                         228,067
                                                     ----------
NET REALIZED GAIN ON INVESTMENTS                                     5,533,867
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS             100,101,370
                                                                  ------------
NET GAIN ON INVESTMENTS                                            105,635,237
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $104,450,661
                                                                  ------------
                                                                  ------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ending March 31, 2002 (Unaudited) and for the Year Ended September 30, 2001

                                                       2002           2001
                                                     --------       --------
OPERATIONS:
   Net investment loss                             $ (1,184,576)  $ (1,558,813)
   Net realized gain (loss) on investments            5,533,867    (28,330,620)
   Net increase (decrease) in unrealized
     appreciation on investments                    100,101,370    (64,360,363)
                                                   ------------   ------------
       Net increase (decrease) in net
         assets resulting from operations           104,450,661    (94,249,796)
                                                   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividend from net investment income
     ($0.02837 per share)                                    --       (204,288)
   Distributions from net realized gains
     ($3.50364 per share)                                    --    (25,226,472)
                                                   ------------   ------------
                                                             --   (25,430,760)*
                                                                           <F4>
                                                   ------------   ------------
FUND SHARE ACTIVITIES:
   Proceeds from shares issued (10,917,693 and
     9,370,273 shares, respectively)                318,682,805    266,038,979
   Net asset value of shares issued in
     distributions (810,445 shares)                          --     24,078,335
   Cost of shares redeemed (4,446,238 and
     5,480,543 shares, respectively)               (126,308,446)  (151,345,442)
                                                   ------------   ------------
       Net increase in net assets derived
         from Fund share activities                 192,374,359    138,771,872
                                                   ------------   ------------
       TOTAL INCREASE                               296,825,020     19,091,316
NET ASSETS AT THE BEGINNING OF THE PERIOD           261,548,873    242,457,557
                                                   ------------   ------------
NET ASSETS AT THE END OF THE PERIOD                $558,373,893   $261,548,873
                                                   ------------   ------------
                                                   ------------   ------------

*<F4>  See Note 9.

  The accompanying notes to financial statements are an integral part of these statements.

FMI Focus Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                         FOR THE SIX MONTH
                                           PERIOD ENDING               YEARS ENDED SEPTEMBER 30,             FOR THE PERIOD FROM
                                           MARCH 31, 2002       ---------------------------------------   DECEMBER 16, 1996+<F5> TO
                                            (UNAUDITED)         2001       2000       1999         1998      SEPTEMBER 30, 1997
                                         -----------------      ----       ----       ----         ----   -------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period          $ 23.03         $ 36.43    $ 21.56    $ 15.15      $ 14.74          $ 10.00

Income from investment operations:
   Net investment (loss) income (a)<F8>         (0.09)          (0.13)      0.06      (0.18)       (0.17)           (0.04)
   Net realized and unrealized
    gains (losses) on investments                8.38           (9.74)     17.34       7.21         1.06             6.69
                                              -------         -------    -------    -------      -------          -------
Total from investment operations                 8.29           (9.87)     17.40       7.03         0.89             6.65

Less distributions:
   Dividends from net investment income            --           (0.03)        --         --           --            (0.01)
   Distributions from net realized gains           --           (3.50)     (2.53)     (0.62)       (0.48)           (1.90)
                                              -------         -------    -------    -------      -------          -------
Total from distributions                           --           (3.53)     (2.53)     (0.62)       (0.48)           (1.91)
                                              -------         -------    -------    -------      -------          -------
Net asset value, end of period                $ 31.32         $ 23.03    $ 36.43    $ 21.56      $ 15.15          $ 14.74
                                              -------         -------    -------    -------      -------          -------
                                              -------         -------    -------    -------      -------          -------
TOTAL INVESTMENT RETURN                         36.0%*<F6>     (29.3%)     92.0%      47.9%         6.2%            68.0%*<F6>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)        558,374         261,549    242,458     36,170       19,264            5,156
Ratio of operating expenses before
  interest expense and dividends on
  shorts (after reimbursement)
  to average net assets (b)<F9>                 1.45%**<F7>     1.50%      1.59%      1.81%        2.34%            2.75%**<F7>
Ratio of interest expense and dividends
  on short positions to average net assets      0.01%**<F7>     0.00%      0.05%      0.16%        0.33%            0.17%**<F7>
Ratio of net investment (loss) income
  to average net assets (c)<F10>               (0.64%)**<F7>   (0.55%)     0.20%     (1.28%)      (1.94%)          (1.85%)**<F7>
Portfolio turnover rate                         42.0%          165.3%     198.7%     238.8%       402.2%           298.2%

   +<F5>   Commencement of operations.
   *<F6>   Not annualized.
  **<F7>   Annualized.
 (a)<F8> Net investment (loss) income before interest expense and dividends on short positions for the six month period ending March 31, 2002 and for the years ended September 30, 2001, 2000, 1999 and 1998 and for the period ended September 30, 1997 was ($0.09), ($0.13), $0.08, ($0.16), ($0.14) and ($0.04), respectively. In 2002, 2001 and 2000, net investment (loss) income per share is calculated using average shares outstanding. In 1999 and 1998, net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 (b)<F9> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the period ended September 30, 1997, the ratio would have been 6.38%**<F7>.
(c)<F10> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the period ended September 30, 1997, the ratio would have been (5.48%)**<F7>.

  The accompanying notes to financial statements are an integral part of this statement.

FMI Focus Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2002 (Unaudited)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

          The following is a summary of significant accounting policies of the FMI Focus Fund (the "Fund"), a portfolio of FMI Funds, Inc. (the "Company") which is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940. The Company was incorporated under the laws of Maryland on September 5, 1996 and the Fund commenced operations on December 16, 1996. The investment objective of the Fund is to seek capital appreciation principally through investing in common stocks and warrants, engaging in short sales, investing in foreign securities and effecting transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes.

     (a) Each security, including securities sold short, but excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Common stocks which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the most recent bid price. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the most recent ask price. Unlisted equity securities for which market quotations are readily available are valued at the most recent bid price. Options purchased or written by the Fund are valued at the average of the most recent bid and ask prices. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments (securities with maturities of 60 days or less) are valued at amortized cost which approximates quoted market value. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts, as reported on the statement of net assets, are substantially the same for Federal income tax purposes.

     (b) Net realized gains and losses on common stock are computed on the identified cost basis.

     (c) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund has $24,926,933 of post-October losses, which are deferred for tax purposes until the year ending September 30, 2002. The Fund also has $1,074,770 of net capital loss carryforwards which expire September 30, 2009. To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

     (d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (e) The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and the Fund does not anticipate nonperformance by these counterparties.

     (f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (g) The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     (h) The Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount would be included in the statement of net assets as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the statement of net assets. The Fund is liable for any dividends payable on securities while those securities are in a short position. Under the 1940 Act, the Fund is required to maintain collateral for its short positions consisting of liquid securities. The collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

          The Fund may write covered call options and purchase put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Fund may enter into option transactions for hedging purposes, and will not use these instruments for speculation.

          For the six month period ending March 31, 2002, the Fund had the following transactions in written covered call options:

                                           NUMBER OF CONTRACTS   PREMIUM AMOUNT
                                           -------------------   --------------
          Balance at September 30, 2001            110              $110,830
          Options opened (S&P 100 10/01)           110               257,661
          Options opened (S&P 100 12/01)           170               457,710
          Options opened (S&P 100 1/02)            170               289,510
          Options expired (S&P 100 10/01)          220              (368,491)
          Options closed                           340              (747,220)
                                                   ---             ---------
          Balance at March 31, 2002                 --                    --
                                                   ---             ---------
                                                   ---             ---------

     (i) A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "Act") or pursuant to the resale limitations provided by Rule 144A under the Act, or an exemption from the registration requirements of the Act.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

          The Fund has a management agreement with Fiduciary Management, Inc. ("FMI"), with whom certain officers and directors of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund pays FMI a monthly management fee at the annual rate of 1.25% of the daily net assets. The Fund has an administrative agreement with FMI to supervise all aspects of the Fund's operations except those performed by FMI pursuant to the management agreement. Under the terms of the agreement, the Fund pays FMI a monthly administrative fee at the annual rate of 0.2% of the daily net assets up to and including $30,000,000, 0.1% on the next $70,000,000 and 0.05% of the daily net assets of the Fund in excess of $100,000,000.

          The Adviser entered into a sub-advisory agreement with Broadview Advisors, LLC, to assist it in the day-to-day management of the Fund. Broadview Advisors, LLC, determines which securities will be purchased, retained or sold for the Fund. The Adviser pays Broadview Advisors, LLC 76% of the Fund's management fee of 1.25% of average daily net assets.

          Under the management agreement, FMI will reimburse the Fund for expenses over 2.75% of the daily net assets of the Fund. No such reimbursements were required for the six month period ending March 31, 2002.

(3)  CREDIT FACILITY --

          U.S. Bank, N.A. had made available to the Fund a $30,000,000 credit facility pursuant to a Credit Agreement ("Agreement") dated July 1, 2001 for the purpose of purchasing portfolio securities. Principal and interest of such loan under the Agreement were due not more than 31 days after the date of the loan. Amounts under the credit facility bear interest at a rate per annum equal to the current prime rate minus one on the amount borrowed. Additionally, the Fund pays an unused line fee of 0.10% of the unused amount of the facility. Advances will be collateralized by securities owned by the Fund. During the six month period ending March 31, 2002, the Fund did not borrow against the Agreement. The Credit Agreement expires June 5, 2002. Interest expense amounted to $15,167 for the six month period ending March 31, 2002.

(4)  DISTRIBUTION TO SHAREHOLDERS --

          Net investment income and net realized gains, if any, are distributed to shareholders.

(5)  DEFERRED EXPENSES --

          Organizational expenses were deferred and were amortized on a straight-line basis over a period of five years beginning with the date of sales of shares to the public. These expenses were advanced by FMI who was reimbursed by the Fund over a period of five years. The unamortized organizational expenses at March 31, 2002 were $0.

(6)  INVESTMENT TRANSACTIONS --

          For the six month period ending March 31, 2002, purchases and proceeds of sales of investment securities (excluding short-term investments) were $304,775,944 and $138,987,656, respectively.

(7)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

          As of March 31, 2002, liabilities of the Fund included the following:

     Payable to brokers for securities purchased                 $ 11,169,698
     Payable to FMI for management and administrative fees            571,561
     Payable to shareholders for redemptions                           93,038
     Other liabilities                                                107,481
     Interest payable                                                   2,583

(8)  SOURCES OF NET ASSETS --

          As of March 31, 2002, the sources of net assets were as follows:

     Fund shares issued and outstanding                          $520,681,312
     Net unrealized appreciation on investments                    65,473,447
     Accumulated net realized losses on investments               (27,780,866)
                                                                 ------------
                                                                 $558,373,893
                                                                 ------------
                                                                 ------------

          Aggregate net unrealized appreciation as of March 31, 2002, consisted of the following:

     Aggregate gross unrealized appreciation                     $ 90,831,536
     Aggregate gross unrealized depreciation                      (25,358,089)
                                                                 ------------
         Net unrealized appreciation                             $ 65,473,447
                                                                 ------------
                                                                 ------------

(9)  REQUIRED FEDERAL INCOME TAX DISCLOSURES --

          In early 2001, shareholders received information regarding all distributions paid to them by the Fund during the fiscal year ended September 30, 2001. The Fund hereby designates the following amount as long-term capital gains distributions.

     Capital gains taxed at 20%                                  $  9,387,235

          The percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ended September 30, 2001 was 6%.

                                 FMI FOCUS FUND
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                GEORGE D. DALTON
                               PATRICK J. ENGLISH
                             GORDON H. GUNNLAUGSSON
                                 TED D. KELLNER
                                RICHARD E. LANE
                                 PAUL S. SHAIN

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                               PORTFOLIO MANAGER
                            BROADVIEW ADVISORS, LLC
                           100 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                          800-811-5311 or 414-765-4124

                                   CUSTODIAN
                    U.S. BANK INSTITUTIONAL TRUST & CUSTODY
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMI Focus Fund unless accompanied or preceded by the Fund's current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.